Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities	¥ (69,247)	¥ 100,974	¥ 132,723
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(383)	(107,102)	(28,953)
Net change	(69,630)	(6,128)	103,770
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	(599)	(2,260)	(24,690)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(547)	32,007	9,100
Net change	(1,146)	29,747	(15,590)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	(69,846)	98,714	108,033
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(930)	(75,095)	(19,853)
Net change	(70,776)	23,619	88,180
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests	(32,523)	(965)	27,564
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group	(38,253)	24,584	60,616
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments	(126,007)	77,765	13,006
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,851	315	1,016
Net change	(120,156)	78,080	14,022
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments	38,584	(23,812)	(3,982)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(1,792)	(96)	(311)
Net change	36,792	(23,908)	(4,293)
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments	(87,423)	53,953	9,024
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	4,059	219	705
Net change	(83,364)	54,172	9,729
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group	(83,364)	54,172	9,729
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	44,255	1,375	(10,397)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	164	13,279	3,662
Net change	44,419	14,654	(6,735)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(12,359)	(560)	2,825
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	115	(3,452)	(980)
Net change	(12,244)	(4,012)	1,845
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	31,896	815	(7,572)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	279	9,827	2,682
Net change	32,175	10,642	(4,890)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests	(197)	(155)	0
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	32,372	10,797	(4,890)
Defined benefit plans, Before tax:
Defined benefit plans	436,435	(195,851)	(126,001)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	22,504	6,643	(1,168)
Net change	458,939	(189,208)	(127,169)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(133,404)	59,426	37,655
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(6,479)	(1,741)	574
Net change	(139,883)	57,685	38,229
Defined benefit plans, Net of tax:
Defined benefit plans	303,031	(136,425)	(88,346)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	16,025	4,902	(594)
Net change	319,056	(131,523)	(88,940)
Defined benefit plans attributable to noncontrolling interests	1,520	(1,878)	(260)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	317,536	(129,645)	(88,680)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	(61,085)	(99,520)	(18,062)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(57,534)	(2,238)	(9,002)
Net change	(118,619)	(101,758)	(27,064)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	(14,370)	19,588	(17,932)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	17,738	1,105	2,784
Net change	3,368	20,693	(15,148)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	(75,455)	(79,932)	(35,994)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(39,796)	(1,133)	(6,218)
Net change	(115,251)	(81,065)	(42,212)
Foreign currency translation adjustments attributable to noncontrolling interests	(17,862)	14,991	(6,095)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	(97,389)	(96,056)	(36,117)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 130,902	¥ (136,148)	¥ (59,342)